Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

4.       INCOME TAXES

The provision for income taxes includes taxes payable for the current year and deferred income taxes. We determine deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which we expect the differences to reverse.  We allocate tax expense and tax benefits to Old Line Bank and Old Line Bancshares based on their proportional share of taxable income.

During the fourth quarter of 2012, we anticipate that we will reverse the $545,939 valuation allowance for deferred tax asset that we recorded at the acquisition of Maryland Bankcorp due to uncertainties about the status of the tax return filings and related accounting for income taxes at the April 1, 2011 combination.  During the fourth quarter of 2012, we expect to receive acknowledgement from the Internal Revenue Service of the final amended tax returns filed for Maryland Bankcorp during the third quarter of 2012.  The completion of the tax returns and our profitability in 2012 provides sufficient evidence to support the use of the remaining net operating loss.

14.Income Taxes

The components of income tax expense are as follows:

December 31,	2011	2010	2009

Current
Federal	$ 1,797,275	$ 824,005	$ 1,024,750
State	641,007	197,239	259,538
	2,438,282	1,021,244	1,284,288
Deferred	(511,658)	(24,494)	(228,766)
	$ 1,926,624	$ 996,750	$ 1,055,522

The components of deferred income taxes are as follows:

December 31,	2011	2010	2009

Provision for loan losses	$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest	(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned	190,619	(20,670)	-
Director stock options	(15,247)	(5,648)	(8,298)
Deferred compensation plans	4,450	(86,832)	(52,760)
Deferred loan origination costs, net	97,363	17,571	(114,426)
Depreciation	421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities	(818,015)	-	-
Net operating loss carryover	255,117	-	-
Accretion of fair value adjustments for acquired assets and liabilities	869,554	-	-
Investment impairment loss	(48,320)	-	-
Non-compete and consulting agreements	54,237	-	-
Core deposit intangible amortization	(230,368)	-	-
Defined benefit plan	(65,041)	-	-
Other	(1,400)	-	-
Reduction of valuation allowance	(500,000)	-	-
	$ (511,658)	$ (24,494)	$ (228,766)

We initially recorded a valuation allowance of $1.2 million for the deferred tax asset with the acquisition of Maryland Bankcorp because of our uncertainty about our ability to utilize its net operating loss (NOL) carryover and built in losses, and because of uncertainty about the status of the tax return filings and related accounting for income taxes at the April 1, combination date.  We applied $154,000 of the allowance to tax liabilities associated with the defined benefit plan.  Based on our year end evaluation of the up to date tax returns, the related accounting for income taxes, and our ability to utilize the net operating losses (NOL) and built in losses acquired with Maryland Bankcorp, we further reduced the valuation allowance by $500,000 with a credit to income tax expense.

Maryland Bankcorp had NOL carryovers of $3.54 million at the time of our business combination.  We succeed to these carryovers and may take limited annual deductions allowed by the Internal Revenue Code.  We may deduct up to $645,278 for 2011 and $856,459 per year thereafter until we have fully used the NOL.  The amount we may deduct in any year will be reduced if we recognize a built in loss in such year or if our taxable income is lower than the statutory NOL deduction.  If the NOL is not used by the limited annual deductions, $2.336 million will expire in 2030 and $1.18 million will expire in 2031.

          The components of net deferred tax assets and liabilities are as follows:

December 31,	2011	2010	2009

Deferred tax assets
Allowance for loan losses	$ 948,828	$ 823,454	$ 933,688
Non-accrual interest	664,164	78,120	27,697
Impairment losses and expenses on other real estate owned	1,916,766	20,670	-
Director stock options	45,811	26,087	20,439
Deferred compensation plans	1,632,293	265,484	178,652
Net operating loss carryover	1,142,158	-	-
Fair value adjustments for acquired assets and liabilities	6,107,727	-	-
Investment impairment loss	48,320	-	-
Non-compete agreements	103,543	-	-
	$ 12,609,610	1,213,815	1,160,476

Deferred tax liabilities
Deferred loan origination costs	407,813	310,450	292,879
Depreciation	1,346,627	460,012	448,738
Core deposit intangible	1,743,032	-	-
Defined benefit plan	406,501	-	-
Net unrealized gain on securities available for sale	915,669	177,802	240,285
	4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance	7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	-	-
Net deferred tax asset	$ 7,244,029	$ 265,551	$ 178,574

The following table reconciles the differences between the federal income tax rate of 34 percent and our effective tax rate:

December 31,	2011	2010	2009

Statutory federal income tax rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from
State income taxes, net of federal income tax benefit	5.1	5.7	4.0
Bank owned life insurance	(2.9)	(3.9)	(3.5)
Other tax exempt income	(4.4)	(3.1)	(1.8)
Stock based compensation awards	0.4	1.3	1.1
Other non-deductible expenses	1.0	6.1	0.3
Reduction of valuation allowance for deferred tax asset	(7.0)
Net income attributable to the non-controlling interest	0.7	1.0	(0.9)
Effective tax rate	26.9%	41.1%	33.2%